ADVISORONE FUNDS

Supplement dated January 14, 2013

to the Prospectus and Statement of Additional Information (“SAI”) dated December 26, 2012

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 26, 2012 of the AdvisorOne Funds.

The section titled “Amerigo Fund Summary”, subsection “Portfolio Managers” on page 4 of the prospectus has been replaced in its entirety with the following:

Portfolio Managers: CLS utilizes a team approach for management of the Fund. Dennis Guenther, CFA, Senior Portfolio Manager of CLS, shares responsibility for the day-to-day management of the Fund as Co-Portfolio Manager. Mr. Guenther has served as a Portfolio Manager of the Fund since 2004. Paula Wieck, Manager of Investment Research of CLS, shares responsibility for the day-to-day management of the Fund as Co-Portfolio Manager and has served as a Portfolio Manager of the Fund since January 2013.

The section titled “Clermont Fund Summary”, subsection “Portfolio Managers” on page 8 of the prospectus has been replaced in its entirety with the following:

Portfolio Managers: CLS utilizes a team approach for management of the Fund. Paula Wieck, Manager of Investment Research of CLS, is primarily responsible for the day-to-day management of the Fund’s portfolio, and has served as a Portfolio Manager of the Fund since January 2013.

The section titled “Descartes Fund Summary”, subsection “Portfolio Managers” on page 15 of the prospectus has been replaced in its entirety with the following:

Portfolio Managers: CLS utilizes a team approach for management of the Fund. Jennifer J. Schenkelberg, CFA and Senior Portfolio Manager of CLS, is primarily responsible for the day-to-day management of the Fund’s portfolio, and has served as portfolio manager of the Fund since January 2013.

The section titled “Flexible Income Fund Summary”, subsection “Portfolio Managers” on page 27 of the prospectus has been replaced in its entirety with the following:

Portfolio Managers: CLS utilizes a team approach for management of the Fund. Stephen Donahoe, CFA, Portfolio Manager of CLS, shares responsibility for the day-to-day management of the Fund as Co-Portfolio Manager of the Fund.  Mr. Donahoe has served as a Portfolio Manager of the Fund since its inception in 2009. Marc Pfeffer, Senior Portfolio Manager of CLS, shares responsibility for the day-to-day management of the Fund as Co-Portfolio Manager and has served as a Portfolio Manager of the Fund since January 2013.

The section titled “Select Appreciation Summary”, subsection “Portfolio Managers” on page 30 of the prospectus has been replaced in its entirety with the following:

Portfolio Managers: CLS utilizes a team approach for management of the Fund. Matthew Santini, Portfolio Manager of CLS, is primarily responsible for the day-to-day management of the Fund’s portfolio, and has served as Portfolio Manager of the Fund since January 2013.

Reference is made to the section titled “Investment Adviser Portfolio Managers” on page 43 of the prospectus. The second sentence of the first paragraph is replaced with the following:

The Funds’ Portfolio Management Team includes: Scott Kubie, CFA; Dennis Guenther, CFA; Jennifer J. Schenkelberg, CFA; Stephen A. Donahoe, CFA; Paula Wieck; Marc Pfeffer and Matthew Santini.

The following biography of Paula Wieck, biography of Marc Pfeffer and biography of Matthew Santini are in addition to the other investment team member biographies provided in the section titled “Investment Adviser Portfolio Managers” on pages 43 and 44 of the SAI:

Ms. Wieck joined CLS in 2006 as a Portfolio Administrator before serving as Project Manager and later becoming a member of CLS’s portfolio management team.  Ms. Wieck is the Manager of Investment Research at CLS, where she oversees CLS’s team of investment analysts and researchers.  Prior to joining CLS, Ms. Wieck worked at TD Ameritrade as an Equity Analyst and Orion Advisor Services, LLC as an Implementation Specialist.

Mr. Pfeffer joined CLS as a Senior Portfolio Manager in August 2011.  Previously, Mr. Pfeffer served as Chief Investment Officer of Milestone Capital Management, LLC since 2004 and was also the head of Milestone’s portfolio management and research teams.  Prior to joining Milestone, Mr. Pfeffer worked with Bear, Stearns & Co., Inc. and Goldman Sachs Asset Management.

Mr. Santini joined CLS as portfolio manager in August 2011. Prior to joining CLS, Mr. Santini was a portfolio manager at Milestone Capital Management, LLC for five years. Prior to serving as portfolio manager at Milestone Capital Management, LLC, Mr. Santini worked for Citigroup where he assisted clients in evaluating proprietary offerings.

This Supplement updates and supersedes any contrary information contained in the SAI of the AdvisorOne Funds dated December 26, 2012.

The first paragraph and table under the section titled “Portfolio Managers” on page 40 of the SAI have been replaced with the following.

The Adviser utilizes a team approach for management of the Funds, and from the team each fund is assigned a lead manager, responsible for the day-to-day management of the Fund.  Dennis Guenther, Jennifer J. Schenkelberg, Scott Kubie, Stephen A. Donahoe, Paula Wieck, Marc Pfeffer, and Matthew Santini are the Portfolio Managers of the Funds.  As of January 9, 2013, the Portfolio Managers were primarily responsible for the management of the following types of accounts:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($millions)	Pooled Investment Vehicle Accounts	Assets Managed ($millions)	Other Accounts	Assets Managed ($millions)	Total Assets Managed ($ millions)
Scott Kubie	1[1]	$210	0	$0	25,464	$1,336	$1,546
Dennis Guenther	4[2]	$777	0	$0	9,134	$812	$1,589
Jennifer J. Schenkelberg	2[3]	$220	0	$0	1,229	$406	$626
Stephen A. Donahoe	3[4]	$175	0	$0	7,109	$476	$651
Marc Pfeffer	2[5]	$132	0	$0	7	$0.4	$132
Paula Wieck	2[6]	$862	0	$0	671	$57	$919
Matthew Santini	2[7]	$74	0	$0	2	$0.07	$74

1 These accounts and corresponding assets include the assets of the Liahona Fund.

2 These accounts and corresponding assets include the assets of the Amerigo Fund and Select Allocation Fund.

3 These accounts and corresponding assets include the assets of the Enhanced Income Fund and Descartes Fund.

4 These accounts and corresponding assets include the assets of the Flexible Income Fund, Shelter Fund and Milestone Fund.

5 These accounts and corresponding assets include the assets of the Flexible Income Fund and Milestone Fund.

6 These accounts and corresponding assets include the assets of the Amerigo Fund and Clermont Fund.

7 These accounts and corresponding assets include the assets of the Select Appreciation Fund and Milestone Fund.

The table on page 41 of the SAI showing the dollar range of equity securities owned by each Portfolio Manager has been updated and replaced with the following:

Dollar Range of Equity Securities Beneficially Owned

Dennis Guenther	$50,001 - $100,000 (Amerigo Fund) $1 - $10,000 (Clermont Fund) $1 - $10,000 (Select Allocation) $1 - $10,000 (Select Appreciation Fund) $1 - $10,000 (Descartes Fund) $1 - $10,000 (Liahona Fund)
Scott Kubie	Over $100,000 (Amerigo Fund) $10,001 - $50,000 (Clermont Fund) $10,001 - $50,000 (Liahona Fund) $10,001 - $50,000 (Descartes Fund)
Jennifer J. Schenkelberg	over $100,000 (Amerigo Fund) $1 - $10,000 (Enhanced Income Fund) $1 - $10,000 (Descartes Fund)
Stephen A. Donahoe	$10,001 - $50,000 (Amerigo Fund) $10,001 - $50,000 (Shelter Fund) $1 - $10,000 (Flexible Income Fund)
Paula Wieck	$1 - $10,000 (Amerigo Fund) $1 - $10,000 (Clermont Fund)
Marc Pfeffer	$1 - $10,000 (Amerigo Fund) $1 - $10,000 (Clermont Fund) $1 - $10,000 (Flexible Income Fund)
Matthew Santini	$1 - $10,000 (Select Appreciation Fund)

This Supplement, and the existing Prospectus and Statement of Additional Information dated December 26, 2012, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus, as supplemented, and the Statement of Additional Information dated December 26, 2012 have been filed with the U.S. Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-866-811-0225.

Supplement dated January 14, 2013